Subsequent Events (Detail) (Class M Units [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended				0 Months Ended
	Jun. 30, 2012	Oct. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	Nov. 01, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Class M units, granted	387	215	2,505	2,505	1,986
Fair value of units					$ 3,189
Class M units granted, vesting period description					All the Class M Units will vest either (i) on the six-month anniversary following the occurrence of a qualifying event, defined as a change in control transaction, or (ii) in the event of an initial public offering, one-third on each of the first three anniversaries of September 30, 2013.